LEASES (Tables)	3 Months Ended
Mar. 31, 2022
LEASES
Schedule of movement of lease liabilities

Opening balance as of December 31, 2021 and 2020	903,484	1,053,194
New contracts/Remeasures	3,249	3,587
Interest incurred	133,896	110,943
Payments	(183,225)	(161,148)
Final balance on March 31, 2022 and 2021	857,404	1,006,576

	3/31/2022	3/31/2021
Current	208,604	209,536
Non-current	648,800	797,040
Total	857,404	1,006,576

Schedule of fixed and variable rents and short term and low value contracts

	3/31/2022	3/31/2021
Short-term leases	546	3,256
Low-cost leases	11,189	6,197
Variable lease expenses	237	221

Schedule of maturities of the non-current balance

3/31/2022
2023	166,601
2024	208,802
2025	153,614
2026	40,541
2027	31,790
After 2027	47,452
Total	648,800

Schedule of potential right of PIS/COFINS to be recovered included in lease consideration

	3/31/2022	3/12/2021
Consideration of the lease	183,225	164,353
PIS/COFINS potential (9.25%)	16,948	15,203